Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

As at December 31, 2025 and 2024, this account consists of receivables from:

	2025	2024
	(in million pesos)
Corporate subscribers (Note 27)	21,373	20,936
Retail subscribers (Note 27)	19,369	17,516
Foreign administrations (Note 27)	1,615	1,254
Domestic carriers (Note 27)	208	256
Dealers, agents and others (Note 27)	7,699	8,846
	50,264	48,808
Less: Allowance for expected credit losses	18,897	17,196
	31,367	31,612

The gross carrying amount of financial assets not subject to impairment also represents our maximum exposure to credit risk as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Financial assets at fair value through profit or loss	1,030	1,101
Current portion of derivative financial assets	203	30
Total	1,233	1,131

Summary of Changes in the Allowance for Expected Credit Losses

The following table explains the changes in the allowance for expected credit losses as at December 31, 2025 and 2024:

	Retail Subscribers		Corporate Subscribers		Foreign Administrations		Domestic Carriers		Dealers, Agents and Others		Total
	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3
	Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Total
	(in million pesos)
December 31, 2025
Balances at beginning of the year	576	9,290	2,400	3,513	14	63	—	—	606	734	3,596	13,600	17,196
Provisions	231	2,926	(83)	764	(6)	—	—	—	(1)	7	141	3,697	3,838
Translation adjustments	—	—	9	5	—	—	—	—	12	—	21	5	26
Write-offs	—	(1,760)	—	(446)	—	—	—	—	—	—	—	(2,206)	(2,206)
Reclassifications and reversals	(84)	73	547	(20)	10	3	—	—	(464)	(22)	9	34	43
Balances at end of the year	723	10,529	2,873	3,816	18	66	—	—	153	719	3,767	15,130	18,897

December 31, 2024
Balances at beginning of the year	1,448	8,250	2,126	3,820	8	116	—	1	608	838	4,190	13,025	17,215
Provisions	(484)	3,537	322	472	6	—	—	—	13	9	(143)	4,018	3,875
Translation adjustments	—	—	21	2	—	—	—	—	—	—	21	2	23
Write-offs	—	(2,975)	—	(916)	—	(1)	—	—	—	—	—	(3,892)	(3,892)
Reclassifications and reversals	(388)	436	(69)	135	—	(52)	—	(1)	(15)	(113)	(472)	405	(67)
Others	—	42	—	—	—	—	—	—	—	—	—	42	42
Balances at end of the year	576	9,290	2,400	3,513	14	63	—	—	606	734	3,596	13,600	17,196